ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7%
	AEROSPACE & DEFENSE - 0.8%
1,293	Raytheon Technologies Corporation	$ 122,602

	APPAREL & TEXTILE PRODUCTS - 1.0%
1,593	NIKE, Inc., Class B	147,639

	ASSET MANAGEMENT - 2.5%
815	Ameriprise Financial, Inc.	251,932
183	BlackRock, Inc.	118,202
		370,134
	BANKING - 1.7%
2,026	JPMorgan Chase & Company	255,033

	BEVERAGES - 2.7%
2,185	PepsiCo, Inc.	396,752

	BIOTECH & PHARMA - 8.3%
964	Amgen, Inc.	260,617
2,746	Bristol-Myers Squibb Company	212,733
653	Eli Lilly and Company	236,445
1,905	Johnson & Johnson	331,413
4,524	Pfizer, Inc.	210,592
		1,251,800
	COMMERCIAL SUPPORT SERVICES - 3.1%
523	Cintas Corporation	223,609
1,804	Republic Services, Inc.	239,246
		462,855
	DIVERSIFIED INDUSTRIALS - 1.8%
1,312	Honeywell International, Inc.	267,674

	ELECTRIC UTILITIES - 4.6%
3,902	American Electric Power Company, Inc.	343,063
2,357	NextEra Energy, Inc.	182,668
2,629	Southern Company (The)	172,147
		697,878

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	ELECTRICAL EQUIPMENT - 0.7%
418	Rockwell Automation, Inc.	$ 106,715

	ENTERTAINMENT CONTENT - 1.1%
1,579	Walt Disney Company (The)(a)	168,227

	FOOD - 2.4%
1,542	Hershey Company (The)	368,183

	HEALTH CARE FACILITIES & SERVICES - 8.3%
3,116	CVS Health Corporation	295,085
738	Laboratory Corp of America Holdings	163,733
549	Molina Healthcare, Inc.(a)	197,014
1,083	UnitedHealth Group, Inc.	601,227
		1,257,059
	HOUSEHOLD PRODUCTS - 3.8%
1,237	Colgate-Palmolive Company	91,340
3,493	Procter & Gamble Company (The)	470,403
		561,743
	INDUSTRIAL REIT - 0.5%
647	Prologis, Inc.	71,655

	INFRASTRUCTURE REIT - 0.9%
1,072	Crown Castle, Inc.	142,855

	INSURANCE - 5.6%
3,489	Hartford Financial Services Group, Inc. (The)	252,638
1,968	Marsh & McLennan Companies, Inc.	317,813
3,776	MetLife, Inc.	276,441
		846,892
	INTERNET MEDIA & SERVICES - 3.8%
4,179	Alphabet, Inc., Class A(a)	394,957
590	Netflix, Inc.(a)	172,209
		567,166

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	LEISURE FACILITIES & SERVICES - 1.3%
718	McDonald's Corporation	$ 195,770

	MACHINERY - 3.2%
1,461	Caterpillar, Inc.	316,249
445	Deere & Company	176,140
		492,389
	MEDICAL EQUIPMENT & DEVICES - 5.4%
697	Abbott Laboratories	68,961
735	Agilent Technologies, Inc.	101,687
1,131	Danaher Corporation	284,640
655	Stryker Corporation	150,152
393	Thermo Fisher Scientific, Inc.	201,990
		807,430
	RESIDENTIAL REIT - 1.2%
1,152	Mid-America Apartment Communities, Inc.	181,382

	RETAIL - CONSUMER STAPLES - 2.0%
2,167	Walmart, Inc.	308,429

	RETAIL - DISCRETIONARY - 2.7%
1,358	Home Depot, Inc. (The)	402,145

	SEMICONDUCTORS - 3.5%
2,155	Applied Materials, Inc.	190,266
1,281	QUALCOMM, Inc.	150,722
1,153	Texas Instruments, Inc.	185,206
		526,194
	SOFTWARE - 9.4%
393	ANSYS, Inc.(a)	86,916
973	Cadence Design Systems, Inc.(a)	147,302
417	Intuit, Inc.	178,268
3,063	Microsoft Corporation	711,014
970	Synopsys, Inc.(a)	283,774
		1,407,274

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	SPECIALTY FINANCE - 1.9%
1,968	American Express Company	$ 292,150

	TECHNOLOGY HARDWARE - 7.3%
6,194	Apple, Inc.	949,788
3,197	Cisco Systems, Inc.	145,240
		1,095,028
	TECHNOLOGY SERVICES - 3.9%
1,026	Accenture plc, Class A	291,281
1,289	Fiserv, Inc.(a)	132,432
629	Moody's Corporation	166,603
		590,316
	TELECOMMUNICATIONS - 1.0%
4,135	Verizon Communications, Inc.	154,525

	WHOLESALE - CONSUMER STAPLES - 1.3%
2,302	Sysco Corporation	199,261

	TOTAL COMMON STOCKS (Cost $15,866,391)	14,715,155

	TOTAL INVESTMENTS - 97.7% (Cost $15,866,391)	$ 14,715,155
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%	344,364
	NET ASSETS - 100.0%	$ 15,059,519

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.